Commitments and Contingencies - Additional Information (Detail) R$ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2018 BRL (R$)	Sep. 30, 2018 MXN ($)	Sep. 30, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2012 MXN ($)	Dec. 31, 2008
Disclosure of commitments and contingencies [line items]
Rent expense	$ 34,421,817		$ 35,571,283	$ 32,300,963
Fine imposed on sanction procedure initiated by triggered breach	2,543,937
Revert of provision									$ 13,034,562	R$ 2,566,000
Monetary correction in a total amount of regulatory matters	19,302,937	R$ 3,800,000
Provision for taxes other than income tax [member]
Disclosure of commitments and contingencies [line items]
Provision	$ 1,117,538							R$ 220,000,000
Telmex [member]
Disclosure of commitments and contingencies [line items]
Percentage of capital stock													51.00%
Fine imposed on alleged merger					$ 14,414
Agencia Nacional de telecomunicacoes [member]
Disclosure of commitments and contingencies [line items]
Inflation-related adjustments applicable to percentage of concessions price	60.00%	60.00%
ICMS related matters [member] | Provision for taxes other than income tax [member]
Disclosure of commitments and contingencies [line items]
Provision	$ 3,362,775,000							662,000,000
CSLL and IRPJ [member] | Provision for taxes other than income tax [member]
Disclosure of commitments and contingencies [line items]
Provision	4,835,894							952,000,000
Claro Brasil [member]
Disclosure of commitments and contingencies [line items]
Tax assessment amount related to undue amortization of goodwill	10,906,159							2,147,000,000
Claro Brasil [member] | Provision for taxes other than income tax [member]
Disclosure of commitments and contingencies [line items]
Provision	558,769							110,000,000
PIS and COFINS [member]
Disclosure of commitments and contingencies [line items]
Tax amount in dispute	5,221,952							1,028,000,000
Tax assessments related to offset in non-cumulative method	8,183,429							1,611,000,000
PIS and COFINS [member] | Provision for taxes other than income tax [member]
Disclosure of commitments and contingencies [line items]
Provision	5,861,997							1,154,000,000
FUST/FUNTTEL [member] | Legal proceedings provision [member]
Disclosure of commitments and contingencies [line items]
Provision	1,706,786							336,000,000
Brazilian ministry of communications [member] | Legal proceedings provision [member]
Disclosure of commitments and contingencies [line items]
Provision			5,080								R$ 1,000
ISS [member] | Legal proceedings provision [member]
Disclosure of commitments and contingencies [line items]
Provision	25,399							5,000
Tax contingent liability [member] | ICMS related matters [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	55,455,306,000							10,917,000,000
Tax contingent liability [member] | ICMS related matters [member] | Provision for taxes other than income tax [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	21,167,194							4,167,000,000
Tax contingent liability [member] | Claro Brasil and Americe [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	5,861,997							1,154,000,000
Tax contingent liability [member] | Primesys [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	3,916,464							771,000,000
Tax contingent liability [member] | CSLL and IRPJ [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	17,779,021							3,500,000,000
Tax contingent liability [member] | PIS and COFINS [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	16,488,772							3,246,000,000
Tax contingent liability [member] | FUST/FUNTTEL [member]
Disclosure of commitments and contingencies [line items]
Provision	14,223,217							2,800,000,000
Tax contingent liability [member] | Brazilian ministry of communications [member]
Disclosure of commitments and contingencies [line items]
Provision			$ 5,115,278								R$ 1,007,000
Tax contingent liability [member] | ISS [member]
Disclosure of commitments and contingencies [line items]
Provision	3,637,080							716,000
Contingent liabilities [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	12,394,517							2,440,000,000
Contingent liabilities [member] | TFI [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	13,207,273							2,600,000
Legal proceedings contingent liability [member]
Disclosure of commitments and contingencies [line items]
Provision	$ 3,419,668							R$ 673,200
Consorcio Ecuatoriano de Telecomunicaciones, S.A. (Conecel) [member]
Disclosure of commitments and contingencies [line items]
Amount of fine						$ 2,724,113	$ 138,400
Number of locations alleged for monopoly						5	5
Mexican tax administration service [member]
Disclosure of commitments and contingencies [line items]
Consolidated tax loss						$ 0
Mexican tax administration service [member] | Previous IFRS [member]
Disclosure of commitments and contingencies [line items]
Consolidated tax loss						8,556,000
Mexican tax administration service [member] | Tax contingent liability [member]
Disclosure of commitments and contingencies [line items]
Tax assessment related to tax return						$ 529,700
Mexican tax administration service [member] | Tax contingent liability [member] | America Central Tel, S.A de C.V [member]
Disclosure of commitments and contingencies [line items]
Tax assessment for alleged tax improprieties												$ 1,400,000